Quarterly Report
March 31, 2025
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
March 31, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	8

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.5% †
Alabama - 0.4%
Auburn University, AL Revenue
5.00% 06/01/38	$1,000,000	$1,032,431
City of Huntsville, AL GO
5.00% 12/01/44	2,330,000	2,494,719
		3,527,150
Arizona - 2.0%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/41 - 07/01/43	2,000,000	2,062,238
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,550,636
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	910,252
5.00% 07/01/31	2,650,000	2,748,910
Maricopa County Unified School District No. 80 Chandler, AZ GO
4.00% 07/01/32	2,890,000	2,929,941
Salt River Project Agricultural Improvement & Power District, AZ Revenue
5.00% 12/01/45 - 01/01/47	7,230,000	7,477,787
		17,679,764
Arkansas - 0.2%
State of Arkansas, AR GO
4.00% 07/01/39 - 07/01/40	1,600,000	1,585,973
California - 3.8%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,180,357
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/34	1,645,000	1,689,161
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,288,333
Oakland Unified School District/Alameda County, CA GO, AGM
5.00% 08/01/35	1,000,000	1,123,254
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,079,923
San Diego Unified School District, CA GO
4.00% 07/01/53	1,000,000	932,029
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/36	3,195,000	3,391,896
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,507,095
Santa Cruz City High School District, CA GO
4.00% 08/01/40	1,200,000	1,184,975
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	526,362
State of California, CA GO
4.00% 08/01/35 - 09/01/47	6,000,000	5,958,433
5.00% 09/01/28	2,180,000	2,242,014
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,738,738
		32,842,570
Colorado - 2.7%
Adams & Arapahoe Joint School District 28J Aurora, CO GO, State Aid Withholding
5.00% 12/01/32	2,000,000	2,059,139
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	944,571
Cherokee Metropolitan District, CO Revenue, BAM
4.00% 08/01/45	2,700,000	2,537,199
City & County of Denver Airport System Revenue, CO Revenue
4.00% 12/01/37	1,000,000	974,279
5.00% 11/15/29 - 11/15/41	4,105,000	4,236,522
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,289,088
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42 - 11/15/47	4,085,000	4,167,135
Colorado Health Facilities Authority, CO Revenue
4.00% 05/15/52	1,500,000	1,329,217
5.00% 05/15/30 - 05/15/35	3,625,000	3,987,574
	Principal Amount	Fair Value
Eagle River Water & Sanitation District Wastewater Revenue, CO Revenue, AGM
4.00% 12/01/49	$1,200,000	$1,096,033
		23,620,757
Connecticut - 1.0%
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49 (a)	1,000,000	997,127
5.00% 07/01/33	500,000	570,267
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	4,015,000	4,046,313
5.00% 07/01/36	670,000	743,770
Town of Darien, CT GO
4.00% 04/15/44	1,000,000	991,171
University of Connecticut, CT Revenue
5.00% 05/01/39	1,015,000	1,099,336
		8,447,984
Delaware - 0.5%
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	999,951
State of Delaware, DE GO
3.50% 03/01/33	2,000,000	1,988,210
4.00% 05/01/41	1,000,000	1,000,079
		3,988,240
District of Columbia - 3.8%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,076,845
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,156,586
5.00% 10/01/52	2,500,000	2,526,051
District of Columbia, DC GO
4.00% 06/01/35	1,000,000	1,003,506
District of Columbia, DC Revenue
5.00% 04/01/42 (b)	1,820,000	1,897,156
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	9,320,000	9,765,062
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/42	5,000,000	5,085,244
		32,510,450
Florida - 7.3%
Central Florida Tourism Oversight District, FL GO
5.00% 06/01/40	1,000,000	1,075,859
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,286,872
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	974,674
City of Miami, FL Revenue
5.00% 01/01/44	500,000	530,159
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.25% 10/01/57	7,000,000	7,373,079
County of Hillsborough, FL GO
5.00% 07/01/53	2,825,000	2,969,250
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,668,641
5.00% 10/01/36	1,500,000	1,585,088
County of Miami-Dade Seaport Department, FL Revenue, AGM
4.00% 10/01/40	3,000,000	2,846,098
County of Miami-Dade Seaport Department, FL Revenue
4.00% 10/01/50	2,485,000	2,152,069
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,190,238
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	15,500,000	14,569,287
5.00% 10/01/36	1,000,000	1,112,465
Florida Development Finance Corp., FL Revenue
5.00% 07/01/35	3,250,000	3,302,118
Florida Development Finance Corp., FL Revenue, AGM
5.25% 07/01/47	1,500,000	1,530,723
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	1,085,000	1,103,885

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue, BAM
5.00% 11/01/39	$2,560,000	$2,742,778
JEA Electric System Revenue, FL Revenue
5.00% 10/01/36	1,400,000	1,559,588
School Board of Miami-Dade County, FL GO, BAM
5.00% 03/15/47	5,000,000	5,208,045
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	964,694
5.00% 07/01/38	1,000,000	1,088,349
State of Florida, FL GO
4.00% 07/01/51	3,950,000	3,713,469
Sumter County School Board, FL COP, AGM
5.00% 01/01/35	500,000	555,720
West Palm Beach Community Redevelopment Agency, FL Tax Allocation Revenue, AGM
5.00% 03/01/33	1,000,000	1,056,782
Wildwood Utility Dependent District, FL Revenue, AGM
5.25% 10/01/38	1,000,000	1,091,973
		63,251,903
Georgia - 2.3%
Atlanta Urban Redevelopment Agency, GA Revenue
5.00% 07/01/35	500,000	567,334
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	2,000,000	1,943,307
City of Atlanta Water & Wastewater Revenue, GA Revenue, AGM
5.75% 11/01/30	3,000,000	3,402,362
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/45	2,000,000	2,100,493
County of Fulton, GA GO
4.00% 07/01/40	1,000,000	987,411
Georgia Ports Authority, GA Revenue
4.00% 07/01/47 - 07/01/51	6,855,000	6,440,696
Private Colleges & Universities Authority, GA Revenue
4.00% 09/01/36 - 10/01/46	4,055,000	3,893,827
Upper Oconee Basin Water Authority, GA Revenue
5.00% 07/01/44	500,000	533,295
		19,868,725
Hawaii - 0.0% *
City & County of Honolulu, HI GO
5.00% 09/01/30	50,000	53,041
Illinois - 6.6%
Chicago Midway International Airport, IL Revenue, BAM
5.00% 01/01/33	450,000	482,443
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/35 - 01/01/48	11,460,000	11,688,557
5.25% 01/01/42	8,000,000	8,132,975
Chicago Park District, IL GO, BAM-TCRS
4.00% 01/01/41	1,000,000	934,991
Chicago Park District, IL GO
5.00% 01/01/35 - 01/01/40	1,500,000	1,586,220
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,841,128
City of Chicago Wastewater Transmission Revenue, IL Revenue, BAM
5.00% 01/01/39	1,000,000	1,079,811
City of Chicago Wastewater Transmission Revenue, IL Revenue, AGM
5.50% 01/01/62	5,035,000	5,312,088
City of Chicago Waterworks Revenue, IL Revenue
5.00% 11/01/34	1,000,000	1,112,538
Illinois Finance Authority, IL Revenue
4.00% 11/01/39	1,000,000	961,322
5.00% 04/01/35	1,000,000	1,111,117
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44 - 01/01/46	4,900,000	4,560,775
5.00% 01/01/37 - 01/01/46	5,885,000	5,955,494
Lake County School District No. 112 North Shore, IL GO
4.00% 12/01/38	1,000,000	989,191
Metropolitan Pier & Exposition Authority, IL Revenue
4.00% 12/15/27	500,000	507,961
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,495,100
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,077,250
	Principal Amount	Fair Value
State of Illinois, IL GO
5.00% 10/01/30 - 02/01/38	$4,500,000	$4,764,963
5.50% 05/01/30	2,000,000	2,115,602
		56,709,526
Indiana - 1.5%
Indiana Finance Authority, IN Revenue
5.25% 10/01/52	3,105,000	3,224,834
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,222,873
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,262,582
5.00% 01/01/30 - 01/01/48	4,105,000	4,332,566
		13,042,855
Iowa - 0.3%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue, AGM
4.00% 07/01/34	1,055,000	1,083,647
City of Ames, IA GO
5.00% 06/01/32	1,090,000	1,192,207
		2,275,854
Kansas - 0.3%
City of Lawrence Water & Sewage System Revenue, KS Revenue
4.00% 11/01/40	2,420,000	2,392,408
Kentucky - 1.6%
Kentucky Economic Development Finance Authority, KY Revenue
5.00% 08/01/44	1,000,000	1,009,348
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	7,525,000	7,698,419
Northern Kentucky University, KY Revenue, State Intercept
5.00% 09/01/33	2,000,000	2,219,895
University of Kentucky, KY Revenue, State Intercept
4.00% 04/01/41 - 04/01/44	3,210,000	3,040,752
		13,968,414
Louisiana - 0.2%
Iberia Parishwide School District, LA GO
5.00% 03/01/41	1,525,000	1,629,285
Maine - 0.3%
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,904,938
Town of Bar Harbor, ME GO
5.00% 09/01/38	575,000	640,232
		2,545,170
Maryland - 1.9%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	2,918,267
5.00% 07/01/33 - 07/01/35	2,155,000	2,208,697
County of Baltimore, MD GO
4.00% 03/01/40 - 03/01/41	2,385,000	2,347,194
5.00% 03/01/45	5,985,000	6,316,897
Washington Suburban Sanitary Commission, MD Revenue
4.00% 06/01/41 - 06/01/47	3,015,000	2,894,649
		16,685,704
Massachusetts - 4.9%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,843,832
Commonwealth of Massachusetts, MA GO
5.00% 08/01/38 - 07/01/45	3,490,000	3,678,467
5.25% 04/01/42	1,950,000	2,000,135
Commonwealth of Massachusetts, MA Revenue, NATL
5.50% 01/01/34	3,950,000	4,363,043
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	5,020,000	5,210,791
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,163,774
Massachusetts Development Finance Agency, MA Revenue
4.00% 02/15/36 - 10/01/46	9,515,000	9,056,507
4.00% 06/01/49 (b)	1,000,000	1,043,770

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Massachusetts State College Building Authority, MA Revenue, State Intercept
4.00% 05/01/39	$1,440,000	$1,406,978
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	2,931,598
Massachusetts Water Resources Authority, MA Revenue
5.00% 08/01/41	1,000,000	1,088,628
Northeast Metropolitan Regional Vocational School District, MA GO
4.00% 04/15/47	1,500,000	1,389,277
Town of Andover, MA GO
4.00% 12/01/49 - 07/15/52	3,655,000	3,408,508
Town of East Longmeadow, MA GO
4.00% 11/01/49	1,000,000	922,695
Town of Lynnfield, MA GO
4.00% 02/01/39	1,205,000	1,212,051
University of Massachusetts Building Authority, MA Revenue
4.00% 11/01/46	1,395,000	1,307,101
		42,027,155
Michigan - 1.7%
City of Kalamazoo, MI GO, BAM
5.00% 10/01/36	1,015,000	1,119,868
City of Lansing, MI GO, AGM
5.00% 06/01/43	1,000,000	1,050,740
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/36	3,280,000	3,447,424
Great Lakes Water Authority Water Supply System Revenue, MI Revenue
5.00% 07/01/31	1,370,000	1,395,743
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,462,416
Michigan State University, MI Revenue
5.00% 08/15/41	500,000	540,481
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/38	1,485,000	1,492,645
University of Michigan, MI Revenue
5.00% 04/01/50	3,120,000	3,242,809
Warren Consolidated Schools, MI GO, Q-SBLF
5.00% 05/01/35	715,000	726,754
		14,478,880
Minnesota - 2.8%
City of Minneapolis, MN GO
3.00% 12/01/34	1,315,000	1,218,270
4.00% 12/01/41	1,125,000	1,127,530
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,587,890
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	5,000,000	4,968,572
County of Hennepin, MN GO
5.00% 12/01/38	1,000,000	1,037,241
County of St. Louis, MN GO
3.00% 12/01/31	1,545,000	1,499,490
Dover & Eyota Independent School District No. 533, MN GO, School District Credit Enhancement Program
4.00% 02/01/40	1,285,000	1,280,321
Maple River Independent School District No. 2135, MN GO, School District Credit Enhancement Program
5.00% 02/01/28	750,000	796,103
Redwood Area Schools Independent School District No. 2897, MN GO, School District Credit Enhancement Program
4.00% 02/01/36	1,705,000	1,727,602
State of Minnesota Department of Iron Range Resources & Rehabilitation, MN Revenue
5.00% 10/01/32	1,015,000	1,127,809
State of Minnesota, MN GO
4.00% 08/01/44	1,000,000	967,176
5.00% 08/01/36 - 08/01/37	3,000,000	3,223,049
Stillwater Independent School District No. 834, MN GO, School District Credit Enhancement Program
4.00% 02/01/41	1,000,000	984,691
		24,545,744
Mississippi - 0.2%
Mississippi Development Bank, MS Revenue
5.00% 01/01/32	500,000	550,344
	Principal Amount	Fair Value
State of Mississippi, MS GO
4.00% 10/01/41	$1,000,000	$945,434
		1,495,778
Missouri - 1.1%
City of St. Louis, MO GO
5.00% 02/15/43	800,000	834,468
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 07/01/46 - 11/15/48	4,200,000	3,768,325
5.00% 04/01/35	1,500,000	1,682,069
Metropolitan St. Louis Sewer District, MO Revenue
5.00% 05/01/45	1,020,000	1,021,463
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,116,213
St. Louis County School District C-2 Parkway, MO GO
4.00% 03/01/39	1,395,000	1,398,967
		9,821,505
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO
5.00% 07/01/35	1,570,000	1,634,378
Nevada - 0.4%
Clark County School District, NV GO, BAM-TCRS
5.00% 06/15/37	1,000,000	1,077,323
County of Clark, NV GO
4.00% 06/01/37	2,000,000	1,999,063
		3,076,386
New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, NH Revenue
4.00% 08/15/43	1,000,000	954,791
New Jersey - 5.5%
Madison Borough Board of Education, NJ GO
4.00% 08/15/41	1,000,000	997,695
New Jersey Economic Development Authority, NJ Revenue
4.00% 06/15/36	1,000,000	988,026
5.00% 06/15/41 (b)	4,250,000	4,408,193
5.00% 06/15/43	4,500,000	4,575,570
5.25% 06/15/40 (b)	230,000	231,149
New Jersey Educational Facilities Authority, NJ Revenue
4.00% 03/01/53	1,000,000	952,663
5.00% 08/01/33	750,000	837,269
5.50% 09/01/30 - 09/01/33	13,700,000	14,065,929
New Jersey Transportation Trust Fund Authority, NJ Revenue
4.25% 06/15/44	1,000,000	950,366
5.00% 12/15/34 - 06/15/45	10,295,000	10,698,429
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/43	2,500,000	2,418,604
5.00% 01/01/29 - 01/01/48	6,205,000	6,517,430
		47,641,323
New Mexico - 0.1%
County of Santa Fe, NM GO
4.00% 07/01/34	1,000,000	1,026,884
New York - 10.0%
City of New York, NY GO
4.00% 08/01/39	1,155,000	1,138,723
Empire State Development Corp., NY Revenue
4.00% 03/15/44 - 03/15/52	2,500,000	2,300,910
5.00% 03/15/54 - 03/15/57	4,000,000	4,125,028
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	4,500,000	4,233,761
5.00% 02/15/36 - 02/15/42	6,135,000	6,276,840
Hudson Yards Infrastructure Corp., NY Revenue, AGM
4.00% 02/15/47	5,830,000	5,316,379
Metropolitan Transportation Authority Dedicated Tax Fund, NY Special Tax
4.00% 11/15/46	1,500,000	1,391,975
Metropolitan Transportation Authority, NY Revenue
3.38% 11/15/37	135,000	114,199
5.25% 11/15/55	1,000,000	1,020,841
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	13,535,000	12,732,418
5.00% 06/15/35 - 06/15/41	8,255,000	8,472,572

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/32	$2,135,000	$2,324,987
New York City Transitional Finance Authority, NY Revenue
4.00% 11/01/42	1,000,000	950,934
5.00% 05/01/36	1,000,000	1,104,980
5.50% 05/01/53	2,500,000	2,686,630
New York Liberty Development Corp., NY Revenue
5.25% 10/01/35	1,000,000	1,126,020
New York Power Authority, NY Revenue
4.00% 11/15/50	3,355,000	2,992,971
New York Power Authority, NY Revenue, AGM
5.13% 11/15/58	2,020,000	2,111,482
New York State Dormitory Authority, NY Revenue
4.00% 03/15/35 - 03/15/47	9,075,000	8,563,534
5.50% 07/01/54	1,500,000	1,628,249
New York State Environmental Facilities Corp., NY Revenue
5.00% 06/15/42	5,000,000	5,123,280
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,863,205
5.00% 01/01/51	810,000	811,874
New York Transportation Development Corp., NY Revenue, AGC
4.50% 12/31/54	1,980,000	1,915,036
New York Transportation Development Corp., NY Revenue
5.00% 12/01/37	700,000	734,644
5.50% 06/30/39	1,000,000	1,063,859
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 07/15/38	2,000,000	2,099,873
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/40 - 12/15/50	2,185,000	2,358,529
		86,583,733
North Carolina - 1.4%
City of Charlotte Airport Revenue, NC Revenue
4.00% 07/01/36	1,500,000	1,500,729
5.00% 07/01/48	3,000,000	3,159,591
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	2,973,314
County of Guilford, NC GO
4.00% 03/01/40	1,000,000	995,359
County of Wake, NC GO
3.50% 04/01/32	2,250,000	2,233,714
North Carolina Turnpike Authority, NC Revenue, AGM
5.00% 01/01/29	1,190,000	1,224,361
		12,087,068
Ohio - 1.1%
City of Cleveland, OH GO
5.00% 12/01/29	1,250,000	1,267,534
City of Columbus, OH GO
5.00% 04/01/35	1,020,000	1,081,767
Dublin City School District, OH GO
4.00% 12/01/30	1,010,000	1,040,503
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,029,647
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/44	1,000,000	1,066,027
Shaker Heights City School District, OH GO
5.25% 12/15/59	2,900,000	3,089,777
State of Ohio, OH Revenue
5.00% 12/15/28	760,000	778,711
		9,353,966
Oklahoma - 1.5%
City of Broken Arrow, OK GO
4.00% 11/01/42	1,235,000	1,151,560
City of Oklahoma City, OK GO
5.00% 03/01/28	2,975,000	3,150,956
Oklahoma Capitol Improvement Authority, OK Revenue
5.00% 07/01/30	750,000	766,793
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41 - 04/01/48	3,000,000	2,848,604
4.25% 10/01/48	1,000,000	967,744
5.00% 04/01/40	600,000	653,519
Tulsa Metropolitan Utility Authority, OK Revenue
4.00% 04/01/39	1,000,000	993,658
	Principal Amount	Fair Value
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	$3,000,000	$2,462,538
		12,995,372
Oregon - 1.8%
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	4,900,000	5,151,494
Clackamas County School District No. 7J Lake Oswego, OR GO, School Bond Guaranty
4.00% 06/01/33	1,000,000	1,010,671
Multnomah-Clackamas Counties Centennial School District No. 28JT, OR GO, School Bond Guaranty
5.00% 06/15/45	4,000,000	4,208,652
Oregon State Lottery, OR Revenue
5.00% 04/01/29	1,380,000	1,381,374
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/29 - 07/01/38	4,070,000	4,170,596
		15,922,787
Pennsylvania - 6.2%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,275,768
Bucks County Water & Sewer Authority, PA Revenue, AGM
5.25% 12/01/47	1,700,000	1,817,719
Chester County Industrial Development Authority, PA Revenue, BAM
5.00% 08/01/32	1,000,000	1,078,120
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,946,215
5.00% 07/01/28 - 07/01/35	3,695,000	3,885,723
City of Philadelphia Water & Wastewater Revenue, PA Revenue
5.00% 10/01/33 - 10/01/48	13,000,000	13,460,016
City of Philadelphia Water & Wastewater Revenue, PA Revenue, AGC
5.00% 09/01/35	500,000	565,442
City of Pittsburgh, PA GO
5.00% 09/01/32	750,000	807,447
Commonwealth of Pennsylvania, PA GO
4.00% 09/15/34 - 09/01/43	3,575,000	3,504,216
County of Allegheny, PA GO
5.00% 12/01/37	630,000	690,085
Delaware Valley Regional Finance Authority, PA Revenue
4.00% 09/01/35	275,000	281,315
Lehigh County General Purpose Authority, PA Revenue
5.00% 02/01/29	750,000	793,827
Middletown Area School District, PA GO, AGM, State Aid Withholding
4.00% 03/01/36	1,000,000	1,000,192
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 02/15/43 - 08/15/49	3,500,000	3,195,594
5.00% 05/01/41	1,000,000	1,002,062
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	2,500,000	2,251,123
5.25% 12/01/44	7,500,000	7,756,028
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32	1,110,000	1,192,559
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,405,562
Phoenixville Area School District, PA GO, State Aid Withholding
4.00% 11/15/38	1,000,000	1,002,028
Temple University-of The Commonwealth System of Higher Education, PA Revenue, AGC
5.00% 04/01/34	500,000	562,640
Upper Merion Area School District, PA GO, State Aid Withholding
4.00% 01/15/46	1,450,000	1,350,266
		53,823,947
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., RI Revenue
4.00% 09/15/37	1,000,000	987,420
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/26	2,000,000	2,022,435
		3,009,855

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
South Carolina - 1.2%
Anderson County School District No. 5, SC GO
5.00% 03/01/30	$1,000,000	$1,017,040
Beaufort County School District, SC GO
4.00% 03/01/33	2,200,000	2,258,630
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/48	1,100,000	1,144,731
Clemson University, SC Revenue
3.00% 05/01/33	1,795,000	1,665,267
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,869,540
Spartanburg County School District No. 4, SC GO
5.00% 03/01/47	2,745,000	2,856,945
		10,812,153
Tennessee - 1.9%
City of Columbia, TN GO
4.00% 12/01/44	1,000,000	936,462
City of Knoxville Electric System Revenue, TN Revenue
5.00% 07/01/41	1,000,000	1,055,922
City of Knoxville Wastewater System Revenue, TN Revenue
3.50% 04/01/38	3,000,000	2,795,910
City of Memphis Electric System Revenue, TN Revenue
5.00% 12/01/28	500,000	536,084
City of Memphis, TN GO
4.00% 05/01/38	2,345,000	2,292,648
County of Montgomery, TN GO
4.00% 06/01/36	1,250,000	1,253,457
County of Rutherford, TN GO
3.00% 04/01/35	2,000,000	1,806,916
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,031,860
Tennessee State School Bond Authority, TN Revenue, State Intercept
5.00% 11/01/52	3,280,000	3,398,886
		16,108,145
Texas - 7.3%
Arlington Higher Education Finance Corp., TX Revenue, Permanent School Fund
5.00% 02/15/35	1,550,000	1,552,623
Austin Independent School District, TX GO, Permanent School Fund
5.25% 08/01/49	1,000,000	1,065,250
Azle Independent School District, TX GO, Permanent School Fund
5.00% 02/15/32	1,000,000	1,113,486
Barbers Hill Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,500,000	1,405,820
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/31 - 08/15/40	1,000,000	1,099,944
Central Texas Turnpike System, TX Revenue
5.00% 08/15/32 - 08/15/38	3,500,000	3,845,794
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,066,689
City of Austin Electric Utility Revenue, TX Revenue
5.00% 11/15/40	500,000	541,187
City of Austin Water & Wastewater System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,114,178
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
4.00% 10/01/52	2,500,000	2,284,449
City of El Paso Water & Sewer Revenue, TX Revenue
5.00% 03/01/34 (c)	500,000	555,404
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,548,098
City of Frisco, TX GO
5.00% 02/15/41	1,000,000	1,071,724
City of Galveston Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/27 - 08/01/34	1,500,000	1,558,561
City of Garland Electric Utility System Revenue, TX Revenue, AGC
5.00% 03/01/44	1,400,000	1,463,888
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,567,836
	Principal Amount	Fair Value
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	$1,000,000	$1,110,799
City of McKinney, TX GO
4.00% 08/15/44	1,000,000	938,914
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,358,707
Conroe Independent School District, TX GO, Permanent School Fund
5.00% 02/15/31 - 02/15/44	1,575,000	1,687,654
County of El Paso, TX GO
5.00% 02/15/32	1,025,000	1,060,117
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,677,526
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	489,302
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27 - 11/01/40	1,655,000	1,777,303
Dickinson Independent School District, TX GO, Permanent School Fund
4.00% 02/15/43	1,000,000	958,137
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,580,873
Fort Bend Independent School District, TX GO, Permanent School Fund
4.00% 08/15/36	1,200,000	1,206,351
Grand Parkway Transportation Corp., TX Revenue
5.00% 10/01/37	2,145,000	2,216,350
Katy Independent School District, TX GO, Permanent School Fund
5.00% 02/15/43	750,000	791,499
Lamar Consolidated Independent School District, TX GO, Permanent School Fund
4.00% 02/15/40	1,000,000	974,957
5.00% 02/15/37 - 02/15/39	1,180,000	1,291,320
Lower Colorado River Authority, TX Revenue
5.00% 05/15/32 - 05/15/37	2,500,000	2,608,820
Mount Vernon Independent School District, TX GO, Permanent School Fund
5.00% 08/15/30	500,000	547,984
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,096,678
North Texas Tollway Authority, TX Revenue
5.00% 01/01/48	2,000,000	2,033,715
Permanent University Fund - University of Texas System, TX Revenue
4.00% 07/01/41	1,000,000	977,951
Pittsburg Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,250,000	1,161,063
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,055,347
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,126,644
San Antonio Water System, TX Revenue
5.00% 05/15/34	500,000	559,527
State of Texas, TX GO
4.00% 10/01/44	1,985,000	1,824,968
Tarrant Regional Water District Water Supply System Revenue, TX Revenue
5.00% 03/01/38	500,000	549,382
Texas A&M University, TX Revenue
5.00% 05/15/28	500,000	532,744
Texas Water Development Board, TX Revenue
5.25% 10/15/51	1,500,000	1,587,399
Tomball Independent School District, TX GO, Permanent School Fund
4.00% 02/15/44	1,000,000	951,534
5.00% 02/15/48	1,700,000	1,763,962
Trinity River Authority Central Regional Wastewater System Revenue, TX Revenue
5.00% 08/01/40	500,000	544,639
Trinity River Authority Denton Creek Wastewater Treatment System Revenue, TX Revenue
4.00% 02/01/43	500,000	465,230
Upper Trinity Regional Water District, TX Revenue, BAM
5.00% 08/01/27	530,000	555,460
		62,917,787

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Utah - 2.5%
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	$2,225,000	$2,117,645
4.00% 03/01/47	1,000,000	924,833
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46 - 07/01/48	4,000,000	4,053,027
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,147,703
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,121,949
Intermountain Power Agency, UT Revenue
5.00% 07/01/38 - 07/01/40	3,000,000	3,178,699
5.25% 07/01/45	1,500,000	1,585,286
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	3,015,827
University of Utah, UT Revenue
4.00% 08/01/51	1,500,000	1,370,166
5.00% 08/01/42	1,685,000	1,778,558
Weber School District, UT GO, School Bond Guaranty
4.00% 06/15/43	1,000,000	960,035
		21,253,728
Virginia - 3.8%
Alexandria Sanitation Authority, VA Revenue
5.00% 07/15/44	580,000	621,952
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	4,010,825
City of Alexandria, VA GO, State Aid Withholding
4.00% 12/15/48 - 12/15/53	7,500,000	7,075,173
City of Charlottesville, VA GO, State Aid Withholding
4.00% 06/15/44	1,000,000	961,442
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,318,444
4.25% 01/15/53	2,500,000	2,438,245
County of Chesterfield, VA GO, State Aid Withholding
4.00% 01/01/42	1,385,000	1,369,486
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	3,125,000	3,298,656
County of Fairfax, VA GO, State Aid Withholding
4.00% 10/01/35 - 10/01/43	4,500,000	4,412,710
Fairfax County Water Authority, VA Revenue
4.00% 04/01/43	1,000,000	972,921
Virginia College Building Authority, VA Revenue, State Intercept
4.00% 09/01/35	1,000,000	1,006,156
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	959,689
Virginia Resources Authority, VA Revenue
5.00% 11/01/35	1,000,000	1,133,943
		32,579,642
Washington - 5.2%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/51	6,275,000	6,091,565
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 01/01/39 - 09/01/40	4,540,000	4,471,050
5.00% 07/01/52	3,000,000	3,104,283
City of Seattle, WA GO
4.00% 12/01/31	2,500,000	2,501,833
City of Spokane, WA GO
3.13% 12/01/33	1,260,000	1,159,691
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36 - 01/01/46	2,500,000	2,625,944
County of King, WA GO
4.00% 07/01/29 - 12/01/34	4,650,000	4,705,138
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,418,260
King County School District No. 414 Lake Washington, WA GO, School Bond Guaranty
5.00% 12/01/36	50,000	52,102
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	5,985,000	6,228,916
Snohomish County Public Utility District No. 1 Electric System Revenue, WA Revenue
5.00% 12/01/51	1,245,000	1,285,055
	Principal Amount	Fair Value
Spokane County School District No. 356 Central Valley, WA GO, School Bond Guaranty
4.00% 12/01/31	$2,605,000	$2,657,054
State of Washington, WA GO
4.00% 06/01/34	1,330,000	1,371,340
5.00% 02/01/36 - 02/01/48	5,300,000	5,594,973
Vancouver Library Capital Facilities Area, WA GO
4.00% 12/01/27	1,000,000	1,018,449
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	783,997
		45,069,650
Wisconsin - 0.6%
County of Dane, WI GO
5.00% 06/01/28	2,340,000	2,437,887
Public Finance Authority, WI Revenue
5.00% 07/01/27	500,000	511,054
State of Wisconsin, WI GO
4.00% 05/01/40	2,000,000	1,969,149
		4,918,090
Total Municipal Bonds and Notes (Cost $864,503,011)		850,764,520
Short-Term Investments - 0.8%
State Street Institutional Treasury Plus Fund - Premier Class 4.28% (d)(e) (Cost $7,311,869)	7,311,869	7,311,869
Total Investments (Cost $871,814,880)		858,076,389
Other Assets and Liabilities, net - 0.7%		6,066,360
NET ASSETS - 100.0%		$864,142,749
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.
*	Less than 0.05%.

Abbreviations:
AGC - Assured Guaranty Corporation
BAM - Build America Mutual Assurance Company

See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$850,764,520	$—	$850,764,520
Short-Term Investments	7,311,869	—	—	7,311,869
Total Investments in Securities	$7,311,869	$850,764,520	$—	$858,076,389

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	2,198,910	$2,198,910	$34,136,146	$29,023,187	$—	$—	7,311,869	$7,311,869	$40,270
See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	7

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in the Fund’s Schedule of Investments.
8